13F-HR
				06/30/00

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Hill
     					203-761-9600

					anna@grandprixfund.com

      					13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30, 2000

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            July 6, 2000


Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	3

Form 13F Information Table Entry Total:	14

Form 13F Information Table Value Total:	$472,383,000

List of Other Included Managers:		None



Name of Issuer            Class   Cusip        Value (x$1000)  	Shares
ADC Telecom               Common  000886101    44521   			530800
Adobe Systems             Common  00724F101    34840   			268000
C&D Technologies          Common  124661109    37047   			655700
CDW Computer              Common  125129106    23450   			375200
Corning, Inc.             Common  219350105    35893   			133000
Int'l Rectifier           Common  460254105    37985   			678300
Keithley                  Common  487584104    33534   			384900
Newport Corp.             Common  651824104    34038   			317000
Power-One                 Common  739308104    52685   			462400
Sanmina Corp.             Common  800907107    28489   			333200
Scientific Atlanta        Common  808655104    30322   			407000
SDL Inc.                  Common  784076101    28804   			101000
Siebel Systems            Common  826170102    26170   			160000
Tollgrade                 Common  889542106    24605   			185700
